BALANCE SHEET - DKK DKK in Millions	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Intangible assets	DKK 3,325	DKK 2,714
Property, plant and equipment	35,247	30,179
Investment in associated company	784	809
Deferred income tax assets	1,941	2,683
Other financial assets	978	1,388
Total non-current assets	42,275	37,773
Inventories	15,373	14,341
Trade receivables	20,165	20,234
Tax receivables	958	1,552
Other receivables and prepayments	2,428	2,411
Marketable securities	0	2,009
Derivative financial instruments	2,304	529
Cash at bank	18,852	18,690
Total current assets	60,080	59,766
Total assets	102,355	97,539
EQUITY AND LIABILITIES
Share capital	500	510
Treasury shares	(11)	(9)
Retained earnings	48,977	46,111
Other reserves	349	(1,343)
Total equity	49,815	45,269
Deferred income tax liabilities	846	13
Retirement benefit obligations	1,336	1,451
Provisions	3,302	3,370
Total non-current liabilities	5,484	4,834
Current debt	1,694	229
Trade payables	5,610	6,011
Tax payables	4,242	3,976
Other liabilities	14,446	14,181
Derivative financial instruments	309	2,578
Provisions	20,755	20,461
Total current liabilities	47,056	47,436
Total liabilities	52,540	52,270
Total equity and liabilities	DKK 102,355	DKK 97,539